Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 67.9%
Long-Term Municipal Bonds – 66.4%
Alabama – 1.4%
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$	5,500	$5,471,120
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,052,056
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		1,100	1,158,305

			7,681,481

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		675	701,676

Arizona – 1.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2038		600	599,096
4.00%, 11/01/2039		750	743,644
5.00%, 11/01/2035		850	919,130
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,039,064
Series 2024 4.00%, 06/01/2049		1,000	1,002,312
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	891,312
2.442%, 07/01/2032		1,000	839,476
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,194,064

			8,228,098

California – 14.1%
Bay Area Toll Authority Series 2021 3.92% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,971,432
4.03% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,966,048

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority Series 2024 5.00%, 01/01/2055	$	1,000	$1,054,652
5.00%, 02/01/2055		1,000	1,074,868
5.00%, 01/01/2056		1,000	1,090,104
Series 2024-E 5.00%, 02/01/2055		1,000	1,067,356
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		2,000	2,115,492
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,600	1,699,660
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.665% (SOFR + 1.63%), 07/01/2053(b)		2,200	2,196,184
4.705% (SOFR + 1.67%), 02/01/2054(b)		1,000	1,009,064
5.00%, 02/01/2054		1,000	1,060,376
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		1,500	1,167,424
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	454,336
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	519,860
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030		900	951,220
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033		3,928	3,923,672
Series 2021-1, Class A 3.50%, 11/20/2035		3,441	3,277,540
Series 2021-2, Class A 3.75%, 03/25/2035		4,781	4,703,900
Series 2021-2, Class X 0.82%, 03/25/2035(c)		2,869	122,660
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,016,136
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2028		1,700	1,758,416
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,387,412

	Principal Amount (000)		U.S. $ Value

California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)	$	450	$464,416
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,038,244
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	1,018,908
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		600	596,172
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		370	368,560
California State University Series 2020-D 1.49%, 11/01/2028		400	356,424
Series 2021-B 2.374%, 11/01/2035		1,000	769,284
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)		375	385,752
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)		500	519,888
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(a)		215	219,344
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028		1,505	1,518,968
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2031		485	512,664
City of Los Angeles Department of Airports (Pre-refunded - US Treasuries) Series 2016-A 5.00%, 05/15/2026		215	220,012

	Principal Amount (000)		U.S. $ Value

City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031	$	1,000	$1,029,820
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	310,044
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)		100	85,252
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033		1,385	1,399,892
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		2,750	2,235,456
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		485	393,488
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		2,000	1,565,032
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,300	1,046,972
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		985	754,624
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		2,700	2,241,680
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	731,296
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025		1,000	986,240

	Principal Amount (000)		U.S. $ Value

Los Angeles Department of Water & Power Power System Revenue Series 2020-B 5.00%, 07/01/2028	$	365	$393,868
5.00%, 07/01/2029		455	500,340
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033		450	470,076
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2026		1,025	1,035,912
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 4.50%, 09/01/2037		1,000	1,003,268
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,125	4,679,772
San Mateo Foster City School District/CA (Pre-refunded - US Treasuries) Series 2015-D 4.00%, 08/01/2044		2,610	2,628,191
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	762,172
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055		1,400	1,478,552
State of California Series 2015 5.00%, 03/01/2026		2,085	2,091,324
Series 2023 6.00%, 03/01/2033		1,000	1,066,336
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030		960	1,022,916
University of California Series 2023-B 4.693%, 05/15/2033		1,500	1,472,336

			77,961,307

Colorado – 0.5%
City & County of Denver CO Airport System Revenue Series 2018-A 5.00%, 12/01/2032		1,615	1,679,654
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		544	493,204
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		149	122,496
AGM Series 2020 5.00%, 12/01/2027		105	109,852

	Principal Amount (000)		U.S. $ Value

5.00%, 12/01/2033	$	110	$117,808
5.00%, 12/01/2050		300	308,808

			2,831,822

Connecticut – 1.6%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2029		1,890	1,972,884
5.00%, 11/01/2030		2,015	2,102,904
5.00%, 11/01/2031		1,335	1,392,320
Connecticut State Health & Educational Facilities Authority (Yale University) BAM Series 2023-A 2.80%, 07/01/2048		3,380	3,358,976

			8,827,084

District of Columbia – 0.4%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2030		1,910	1,988,450

Florida – 3.0%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030		100	79,648
Zero Coupon, 10/01/2031		100	76,176
Zero Coupon, 10/01/2032		200	145,772
Zero Coupon, 10/01/2034		100	66,576
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		1,000	1,078,952
Greater Orlando Aviation Authority Series 2024 5.00%, 10/01/2037		3,000	3,239,740
Hillsborough County Aviation Authority Series 2024 5.25%, 10/01/2042		1,000	1,092,448
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033		915	796,820
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033		915	796,820
Miami-Dade County Educational Facilities Authority Series 2025-B 5.25%, 04/01/2040(d)		1,000	1,122,096
North Broward Hospital District Series 2017-B 5.00%, 01/01/2031		3,590	3,718,692
5.00%, 01/01/2032		2,950	3,052,844

	Principal Amount (000)		U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	$	200	$191,324
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)		950	842,208

			16,300,116

Georgia – 1.2%
City of Atlanta GA Department of Aviation Series 2021-A 5.00%, 07/01/2029		640	693,032
Series 2021-B 5.00%, 07/01/2029		600	649,720
Series 2021-C 5.00%, 07/01/2035		2,350	2,496,736
Fayette County Development Authority Series 2024 5.00%, 10/01/2030		400	427,907
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,113,700
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028		180	189,500

			6,570,595

Guam – 0.9%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027		200	188,588
3.099%, 10/01/2028		100	92,696
Territory of Guam Series 2019 5.00%, 11/15/2031		285	288,952
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	102,404
5.00%, 12/01/2029		245	250,176
5.00%, 12/01/2030		390	398,088
5.00%, 12/01/2032		360	366,912
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030		1,405	1,418,108
Series 2015-D 5.00%, 11/15/2025		615	621,064

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040	$	1,000	$1,014,555

			4,741,543

Illinois – 2.2%
Chicago Board of Education Series 2010 6.319%, 11/01/2029		1,000	989,184
Series 2019-B 5.00%, 12/01/2030		270	277,248
5.00%, 12/01/2031		310	318,040
5.00%, 12/01/2032		200	204,400
5.00%, 12/01/2033		160	163,132
Chicago O’Hare International Airport Series 2024-C 5.00%, 01/01/2033		1,500	1,618,840
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	100,424
5.00%, 09/01/2027		200	201,580
5.00%, 09/01/2029		200	202,240
5.00%, 09/01/2032		100	100,252
5.00%, 09/01/2033		400	399,500
5.00%, 09/01/2034		100	99,412
Illinois Housing Development Authority Series 2024-H 4.00%, 01/01/2042		1,000	961,793
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030		1,400	1,457,772
State of Illinois Series 2017-A 5.00%, 12/01/2025		3,810	3,864,272
Series 2024-B 5.25%, 05/01/2043		1,000	1,083,472

			12,041,561

Indiana – 0.4%
City of Fort Wayne IN 10.75%, 12/01/2029(e) (f)		27	4
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,033,876
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030		330	300,832

			2,334,712

Kentucky – 1.6%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026		325	328,411
5.00%, 02/01/2027		380	389,092
5.00%, 02/01/2030		255	267,708
5.00%, 02/01/2031		295	304,448

	Principal Amount (000)		U.S. $ Value

Kenton County Airport Board Series 2024-A 5.25%, 01/01/2044	$	1,210	$1,298,204
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2031		6,195	6,323,184

			8,911,047

Louisiana – 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031		532	534,734
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023-ELL, Class A1 5.081%, 06/01/2031		532	534,734
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,555,700
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		515	565,156
6.10%, 12/01/2040(a)		500	548,760

			3,739,084

Massachusetts – 1.3%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031		396	386,874
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		396	386,874
Massachusetts Port Authority (Pre-refunded - US Treasuries) Series 2015-B 5.00%, 07/01/2045		1,840	1,853,560
Massachusetts Water Resources Authority Series 2024-B 5.00%, 08/01/2042		2,000	2,240,612
Series 2024-C 5.00%, 08/01/2040		2,000	2,263,137

			7,131,057

	Principal Amount (000)		U.S. $ Value

Michigan – 2.8%
City of Detroit MI Series 2018 5.00%, 04/01/2025	$	800	$802,408
5.00%, 04/01/2026		1,200	1,220,420
5.00%, 04/01/2028		2,475	2,591,388
5.00%, 04/01/2029		1,000	1,043,368
5.00%, 04/01/2030		600	625,388
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		1,000	919,196
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025		1,175	1,176,352
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,069,476
5.00%, 06/30/2033		1,090	1,124,732
South Lyon Community Schools Series 2016 5.00%, 05/01/2028		3,640	3,733,724

			15,306,452

Minnesota – 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.25%, 01/01/2044		1,000	1,065,969

Mississippi – 0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	975,126

Missouri – 0.1%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		185	185,316
5.75%, 03/01/2027		255	262,916

			448,232

Nevada – 0.2%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		365	355,499
State of Nevada Department of Business & Industry Series 2024 8.125%, 01/01/2050		1,000	1,028,244

			1,383,743

	Principal Amount (000)		U.S. $ Value

New Hampshire – 1.7%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	$	1,659	$1,646,512
Series 2022-1, Class A 4.375%, 09/20/2036		4,838	4,804,412
Series 2022-1, Class X 0.334%, 09/20/2036(c)		3,628	73,686
Series 2022-2, Class A 4.00%, 10/20/2036		1,941	1,871,072
Series 2024 5.375%, 12/15/2035(a)		971	973,696
Series 2024-2, Class X 0.51%, 08/20/2039(c)		996	40,300

			9,409,678

New Jersey – 4.4%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,125	1,126,131
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,386,632
New Jersey Transportation Trust Fund Authority Series 2024-A 5.00%, 06/15/2042		1,140	1,247,560
Series 2024-C 5.00%, 06/15/2043		1,000	1,088,860
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,663,252
5.00%, 06/15/2030		1,675	1,708,372
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029		160	170,344
New Jersey Turnpike Authority Series 2021-B 1.713%, 01/01/2029		1,225	1,095,196
Series 2024-C 5.00%, 01/01/2043		1,000	1,100,872
AGM Series 2005-D3 5.25%, 01/01/2026		9,900	10,007,776
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028		3,450	3,613,572

			24,208,567

New York – 8.6%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2025		145	147,048
5.00%, 12/15/2026		145	148,796
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)		245	259,800

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	$	300	$275,988
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(e) (f)		1,000	610,000
City of New York NY Series 2018-E 5.00%, 03/01/2031		1,055	1,112,296
Series 2021 1.396%, 08/01/2027		1,385	1,280,768
Series 2024-C 5.00%, 09/01/2044		1,000	1,087,316
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		900	880,164
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	300,716
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042		1,000	1,030,416
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028		1,540	1,581,440
Series 2017-C 5.00%, 11/15/2028		3,400	3,598,564
5.00%, 11/15/2029		1,735	1,821,792
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	378,100
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,021,784
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031		1,460	1,546,520
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		350	350,288
7.25%, 11/15/2044(a)		100	100,116

	Principal Amount (000)		U.S. $ Value

New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	$	2,755	$2,577,876
2.625%, 09/15/2069		320	297,888
2.80%, 09/15/2069		4,620	4,260,428
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	978,876
4.00%, 05/01/2040		1,000	969,872
New York State Dormitory Authority (Pre-refunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026		1,000	962,948
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		540	546,988
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038		2,810	2,850,672
New York Transportation Development Corp. Series 2024 4.25%, 06/30/2042		1,675	1,624,736
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 3.00%, 08/01/2031		1,000	931,928
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,534,028
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042		2,000	1,850,048
5.00%, 12/01/2040		1,000	1,037,660
Port Authority of New York & New Jersey Series 2019 5.00%, 11/01/2031		1,455	1,536,356
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		430	410,740
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	810,608
Series 2022 5.00%, 05/15/2034		500	563,464
Series 2024 5.00%, 11/15/2033		1,500	1,731,256
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	329,716
5.00%, 09/01/2032		415	449,172
5.00%, 09/01/2033		395	426,916

	Principal Amount (000)		U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	$	3,130	$3,241,932

			47,456,020

Ohio – 1.7%
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2028		4,000	4,102,216
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,250,276
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,086,176
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	378,372
5.25%, 01/01/2035		750	808,432
5.25%, 01/01/2038		1,110	1,185,228
5.25%, 01/01/2039		780	827,774

			9,638,474

Oklahoma – 0.9%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026		1,000	998,812
5.00%, 07/01/2028		1,000	1,000,048
5.00%, 07/01/2029		1,000	1,000,032
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045		1,000	910,092
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,040,750

			4,949,734

Other – 1.4%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038		956	746,468
Series 2021-ML10, Class AUS 2.032%, 01/25/2038		1,222	937,188
Series 2024-M 4.759%, 08/25/2041		1,000	1,021,624
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2035(a)		4,645	3,905,200

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024 4.54%, 10/25/2040	$	996	$989,864

			7,600,344

Pennsylvania – 2.1%
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		560	550,517
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,541,848
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.32% (MUNIPSA + 0.70%), 11/15/2047(b)		2,000	1,986,144
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2030		2,540	2,661,336
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		640	651,836
Pittsburgh Water & Sewer Authority AGM Series 2023-C 3.922% (SOFR + 0.80%), 09/01/2040(a) (b)		2,500	2,437,288

			11,828,969

Puerto Rico – 1.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		1,294	875,512
4.00%, 07/01/2046		16	15,132
Series 2022-C Zero Coupon, 11/01/2043		86	52,680
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		1,325	1,379,364
5.00%, 07/01/2035(a)		250	257,620
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,240	1,239,004
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Series 2023-A 6.625%, 01/01/2027		458	452,568
6.625%, 01/01/2028		3,494	3,442,596

			7,714,476

	Principal Amount (000)		U.S. $ Value

South Carolina – 2.1%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	$	5,000	$5,345,228
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		1,000	988,632
5.25%, 11/01/2041		3,000	3,329,220
South Carolina Public Service Authority Series 2024-A 5.00%, 12/01/2044		1,000	1,073,872
Series 2024-B 4.125%, 12/01/2044		1,100	1,080,764

			11,817,716

Tennessee – 0.7%
City of Memphis TN Series 2024-B 5.00%, 04/01/2042		2,440	2,665,436
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032		1,205	1,278,013

			3,943,449

Texas – 2.9%
City of Austin TX Series 2015 5.00%, 09/01/2026		2,000	2,023,188
City of Corpus Christi TX Utility System Revenue Series 2015-C 5.00%, 07/15/2026		1,030	1,040,400
City of Houston TX Airport System Revenue Series 2024-B 5.25%, 07/15/2034		1,000	1,047,256
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		475	475,356
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,119,204
Longview Independent School District Series 2024 5.00%, 02/15/2039		1,000	1,115,324
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	1,005,752
Texas Municipal Gas Acquisition & Supply Corp IV Series 2023-A 5.50%, 01/01/2054		6,370	6,780,976
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026		1,160	1,198,232

			15,805,688

	Principal Amount (000)		U.S. $ Value

Vermont – 0.6%
State of Vermont Series 2023-A 4.00%, 08/15/2043	$	3,135	$3,143,246

Virginia – 0.8%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2043		3,000	3,282,436
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,159,343

			4,441,779

Washington – 0.4%
Central Puget Sound Regional Transit Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 11/01/2035		1,000	1,015,904
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		1,088	1,004,807

			2,020,711

West Virginia – 0.4%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		2,555	2,403,405

Wisconsin – 1.9%
State of Wisconsin Series 2021-2 5.00%, 05/01/2035		750	816,456
University of Wisconsin Hospitals & Clinics Series 2024-B 5.00%, 04/01/2054		2,000	2,189,526
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,000	1,022,600
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,438,676
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,022,996

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040	$ 1,000	$854,436
Series 2022 5.00%, 02/01/2032	1,000	987,576
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(a)	1,205	1,225,352
5.00%, 10/01/2028(a)	680	694,420
5.00%, 10/01/2029(a)	400	410,536

		10,662,574

Total Long-Term Municipal Bonds (cost $378,444,643)		366,213,985

Short-Term Municipal Notes – 1.5%

California – 0.7%
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	3,000	3,029,652
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	1,000	1,009,840

		4,039,492

Colorado – 0.6%
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	3,305	3,334,147

Washington – 0.2%
State of Washington
Series 2024-R 5.00%, 07/01/2025	1,000	1,009,931

Total Short-Term Municipal Notes (cost $8,374,697)		8,383,570

Total Municipal Obligations (cost $386,819,340)		374,597,555

	Shares

INVESTMENT COMPANIES – 20.1%
Funds and Investment Trusts – 20.1%(g)
iShares Core MSCI EAFE ETF	651,393	45,779,898
SPDR S&P 500 ETF Trust	110,443	64,728,434

Total Investment Companies (cost $65,862,919)		110,508,332

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Consumer Non-Cyclical – 0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$	1,075	$1,035,752
1.777%, 11/15/2030		1,000	837,760
Novant Health, Inc. 2.637%, 11/01/2036		1,525	1,171,123
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		2,000	1,545,580

Total Corporates - Investment Grade (cost $5,599,360)			4,590,215

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 3,430; Exercise Price: EUR 4,200.00; Counterparty: UBS AG (e)	EUR	14,406,000	300,697
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 830; Exercise Price: EUR 4,200.00; Counterparty: UBS AG (e)	EUR	3,486,000	72,763
FTSE 100 Index Expiration: Oct 2025; Contracts: 770; Exercise Price: GBP 7,200.00; Counterparty: UBS AG (e)	GBP	5,544,000	96,723
FTSE 100 Index Expiration: Oct 2025; Contracts: 120; Exercise Price: GBP 7,200.00; Counterparty: UBS AG (e)	GBP	864,000	15,074
Nikkei 225 Index Expiration: Dec 2025; Contracts: 42,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG (e)	JPY	1,302,000,000	207,803
Nikkei 225 Index Expiration: Dec 2025; Contracts: 11,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG (e)	JPY	341,000,000	54,424
S&P 500 Index Expiration: Nov 2025; Contracts: 26,400; Exercise Price: USD 5,150.00; Counterparty: UBS AG (e)	USD	135,960,000	3,196,700
S&P 500 Index Expiration: Nov 2025; Contracts: 5,300; Exercise Price: USD 5,150.00; Counterparty: UBS AG (e)	USD	27,295,000	641,762

Total Purchased Options - Puts (premiums paid $4,100,453)			4,585,946

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)	$ 1,546	$1,254,316

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	978	994,161

Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 12/15/2025(h)	255	247,375

Total Asset-Backed Securities (cost $1,229,067)		1,241,536

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.333% (CME Term SOFR + 3.76%), 02/25/2040(a) (b)	250	262,373
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.683% (CME Term SOFR + 4.11%), 05/25/2025(b)	21	21,264
Series 2015-C03, Class 1M2 9.683% (CME Term SOFR + 5.11%), 07/25/2025(b)	22	22,508
Series 2016-C01, Class 1M2 11.433% (CME Term SOFR + 6.86%), 08/25/2028(b)	77	80,424
Series 2016-C02, Class 1M2 10.683% (CME Term SOFR + 6.11%), 09/25/2028(b)	17	18,000

Total Collateralized Mortgage Obligations (cost $311,029)		404,569

	Shares

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Energy – 0.1%
AES Puerto Rico LP 0.00%, 05/15/2033(e) (h) (i) (cost $1,388,269)	76,842	223,610

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 7.4%
Investment Companies – 7.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(g) (j) (k) (cost $40,579,429)	40,579,429	$40,579,429

Total Investments – 97.6% (cost $507,435,866)(l)		537,985,508
Other assets less liabilities – 2.4%		13,375,412

Net Assets – 100.0%		$551,360,920

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	78	March 2025	$8,774,220	$(496,116)
Euro STOXX 50 Index Futures	142	March 2025	7,179,495	(118,463)
Hang Seng Index Futures	1	January 2025	129,316	1,097
MSCI Emerging Markets Futures	418	March 2025	22,442,420	(827,469)
MSCI Singapore IX ETS Futures	4	January 2025	109,384	(229)
Nikkei 225 (OSE) Futures	8	March 2025	2,028,663	26,964
OMXS 30 Index Futures	11	January 2025	246,867	(6,110)
S&P 500 E-Mini Futures	294	March 2025	87,255,525	(2,617,934)
S&P Mid 400 E-Mini Futures	21	March 2025	6,608,070	(357,590)
S&P/TSX 60 Index Futures	4	March 2025	826,519	(20,219)
TOPIX Index Futures	32	March 2025	5,667,037	99,408
U.S. T-Note 2 Yr (CBT) Futures	82	March 2025	16,859,969	(39,200)
U.S. T-Note 10 Yr (CBT) Futures	174	March 2025	18,922,500	(416,254)
U.S. Ultra Bond (CBT) Futures	39	March 2025	4,637,344	(332,789)
Sold Contracts
FTSE 100 Index Futures	74	March 2025	7,578,463	61,672
SPI 200 Futures	29	March 2025	3,656,324	58,750

				$(4,984,482)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	10,496	USD	13,143	01/16/2025	$3,873
Bank of America, NA	USD	9,245	GBP	7,208	01/16/2025	(221,967)
Bank of America, NA	AUD	9,782	USD	6,338	02/05/2025	283,780
Bank of America, NA	NOK	16,440	USD	1,479	02/05/2025	34,714
Bank of America, NA	NZD	4,287	USD	2,501	02/05/2025	101,855
Bank of America, NA	USD	3,194	CAD	4,475	02/05/2025	(77,524)
Bank of America, NA	USD	4,350	NZD	7,438	02/05/2025	(187,567)
Bank of America, NA	USD	2,220	SEK	24,212	02/05/2025	(27,679)
Bank of America, NA	USD	1,408	JPY	215,154	02/21/2025	(33,072)
Barclays Bank PLC	USD	5,228	GBP	4,122	01/16/2025	(67,832)
Barclays Bank PLC	AUD	11,952	USD	7,598	02/05/2025	200,202
Barclays Bank PLC	NOK	23,140	USD	2,085	02/05/2025	52,313

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	SEK	6,811	USD	624	02/05/2025	$7,719
Citibank, NA	USD	5,701	GBP	4,544	01/16/2025	(13,116)
Citibank, NA	USD	3,573	CAD	5,031	02/05/2025	(67,971)
Deutsche Bank AG	NOK	21,173	USD	1,903	02/05/2025	43,203
Deutsche Bank AG	USD	12,024	CAD	17,113	02/05/2025	(104,038)
Deutsche Bank AG	USD	4,818	NOK	53,412	02/05/2025	(125,875)
Deutsche Bank AG	USD	4,088	JPY	622,985	02/21/2025	(107,278)
Deutsche Bank AG	EUR	13,693	USD	14,405	02/27/2025	187,623
Goldman Sachs Bank USA	USD	1,411	GBP	1,115	01/16/2025	(15,345)
Goldman Sachs Bank USA	SEK	31,253	USD	2,853	02/05/2025	23,187
HSBC Bank USA	CAD	12,711	USD	9,111	02/05/2025	257,677
HSBC Bank USA	NZD	1,005	USD	581	02/05/2025	18,731
JPMorgan Chase Bank, NA	USD	12,367	AUD	19,035	02/05/2025	(585,183)
State Street Bank & Trust Co.	CAD	670	USD	484	02/05/2025	17,491
State Street Bank & Trust Co.	NOK	1,747	USD	158	02/05/2025	4,445
State Street Bank & Trust Co.	SEK	7,288	USD	661	02/05/2025	766
State Street Bank & Trust Co.	USD	157	NOK	1,747	02/05/2025	(3,827)
State Street Bank & Trust Co.	USD	262	SEK	2,883	02/05/2025	(1,447)
UBS AG	AUD	5,459	USD	3,547	02/05/2025	168,690
UBS AG	CHF	9,817	USD	11,074	02/27/2025	193,426

						$(40,026)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.12%	USD	16,860	$(1,326,407)	$(1,169,510)	$(156,897)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,262,758	$919,040	$343,718
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,141,861	—	1,141,861
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	(6,294)	—	(6,294)
USD	6,750	10/15/2029	2.485%	CPI#	Maturity	(16,579)	—	(16,579)
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,371,053	386,630	984,423
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,360,014	383,463	976,551
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	250,767	55,453	195,314
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	248,258	54,888	193,370
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	444,569	127,407	317,162
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	475,364	132,069	343,295
USD	5,300	01/15/2031	2.989%	CPI#	Maturity	240,801	67,513	173,288

						$6,772,572	$2,126,463	$4,646,109

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,537	10/15/2029	1 Day SOFR	3.814%	Annual	$(39,832)	$—	$(39,832)
USD	18,000	07/31/2030	1 Day SOFR	4.616%	Annual	480,739	209,208	271,531
USD	4,800	10/15/2030	1 Day SOFR	4.092%	Annual	11,197	—	11,197
USD	12,900	11/01/2030	1 Day SOFR	4.518%	Annual	314,841	132,811	182,030
USD	6,800	07/31/2031	1 Day SOFR	3.972%	Annual	(60,186)	—	(60,186)
USD	22,400	08/15/2031	1 Day SOFR	4.027%	Annual	(110,270)	—	(110,270)
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	(94,880)	—	(94,880)
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	(167,695)	—	(167,695)
USD	3,420	12/03/2031	1 Day SOFR	4.057%	Annual	—	—	—
USD	53,100	03/31/2033	3.120%	1 Day SOFR	Annual	4,307,745	1,233,622	3,074,123
USD	4,500	06/15/2034	3.543%	1 Day SOFR	Annual	211,216	546	210,670
USD	4,500	06/15/2034	3.627%	1 Day SOFR	Annual	180,820	727	180,093
USD	5,640	08/15/2034	3.718%	1 Day SOFR	Annual	160,726	—	160,726
USD	3,400	08/15/2034	3.231%	1 Day SOFR	Annual	243,171	—	243,171
USD	2,500	08/15/2034	3.304%	1 Day SOFR	Annual	167,622	—	167,622
USD	1,800	08/15/2034	3.931%	1 Day SOFR	Annual	21,451	—	21,451

						$5,626,665	$1,576,914	$4,049,751

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI#	Maturity	$297,501	$—	$297,501
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI#	Maturity	110,186	—	110,186
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI#	Maturity	727,860	—	727,860
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	341,184	—	341,184
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,311,555	—	1,311,555
Citibank, NA	USD	6,500	07/20/2027	2.104%	CPI#	Maturity	852,511	—	852,511
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,841,704	—	1,841,704
JPMorgan Chase Bank, NA	USD	7,000	11/04/2026	2.015%	CPI#	Maturity	991,687	—	991,687
JPMorgan Chase Bank, NA	USD	23,000	12/27/2028	2.009%	CPI#	Maturity	3,031,850	—	3,031,850
JPMorgan Chase Bank, NA	USD	22,020	01/15/2030	3.493%	CPI#	Maturity	92,735	—	92,735
JPMorgan Chase Bank, NA	USD	2,800	01/15/2030	3.493%	CPI#	Maturity	11,792	—	11,792
JPMorgan Chase Bank, NA	USD	1,620	01/15/2032	3.325%	CPI#	Maturity	1,007	—	1,007
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI#	Maturity	868,089	—	868,089

							$10,479,661	$—	$10,479,661

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	$1,128,749	$—	$1,128,749
Citibank, NA	USD	6,655	10/09/2029	1.125%	SIFMA*	Quarterly	602,268	—	602,268

							$1,731,017	$—	$1,731,017

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $38,477,127 or 7.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(c)	IO - Interest Only.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,110,178 and gross unrealized depreciation of investments was $(24,835,403), resulting in net unrealized appreciation of $46,274,775.

As of December 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.5% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FHLMC – Federal Home Loan Mortgage Corporation

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$366,213,985	$—	$366,213,985
Short-Term Municipal Notes	—	8,383,570	—	8,383,570
Investment Companies	110,508,332	—	—	110,508,332
Corporates - Investment Grade	—	4,590,215	—	4,590,215
Purchased Options - Puts	—	4,585,946	—	4,585,946
Corporates - Non-Investment Grade	—	1,254,316	—	1,254,316
Asset-Backed Securities	—	1,241,536	—	1,241,536
Collateralized Mortgage Obligations	—	404,569	—	404,569
Preferred Stocks	—	—	223,610	223,610
Short-Term Investments	40,579,429	—	—	40,579,429

Total Investments in Securities	151,087,761	386,674,137	223,610	537,985,508
Other Financial Instruments(a):
Assets:
Futures	247,891	—	—	247,891
Forward Currency Exchange Contracts	—	1,599,695	—	1,599,695
Centrally Cleared Inflation (CPI) Swaps	—	6,795,445	—	6,795,445
Centrally Cleared Interest Rate Swaps	—	6,099,528	—	6,099,528
Inflation (CPI) Swaps	—	10,479,661	—	10,479,661
Interest Rate Swaps	—	1,731,017	—	1,731,017
Liabilities:
Futures	(5,232,373)	—	—	(5,232,373)
Forward Currency Exchange Contracts	—	(1,639,721)	—	(1,639,721)
Centrally Cleared Credit Default Swaps	—	(1,326,407)	—	(1,326,407)
Centrally Cleared Inflation (CPI) Swaps	—	(22,873)	—	(22,873)
Centrally Cleared Interest Rate Swaps	—	(472,863)	—	(472,863)

Total	$146,103,279	$409,917,619	$223,610	$556,244,508

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2024 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2024 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,805	$101,538	$67,764	$40,579	$315